Description of Business - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013 Segment	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Number of operating segments	1	1
Number of common stock issued through IPO	5,520,000
Net proceeds after underwriting discounts, commissions and estimated offering expenses	$ 64,887	$ 105	$ 39	$ 111